STOCK-BASED COMPENSATION - Other (Details) - $ / shares			12 Months Ended
	Mar. 09, 2022	Nov. 04, 2021	Dec. 31, 2021
Restricted Stock
Stock-Based Compensation
Number of shares reserved and available for issuance under the plan		2,600,000
Number of awards granted		2,600,000	2,600,000
Number of shares expected to vest		2,600,000
Common stock, share price		$ 40.00
Number Of Consecutive Trading Days, Fair Market Value To Be Maintained		20 days
Stock-Based Compensation, Fair Value Assumptions
Number issued		2,600,000	2,600,000
Fair market price		$ 40.00
Grant price (per share)		$ 4.65
Dividend yield		0.00%
Expected volatility		32.08%
Risk-free interest rate		1.59%
Expected term		5 years 8 months 1 day
Stock Incentive Plan 2021
Stock-Based Compensation
Maximum number of shares that may be issued under the plan			9,650,000
Number of shares reserved and available for issuance under the plan			7,050,000
Number of awards granted		2,600,000
Stock-Based Compensation, Fair Value Assumptions
Number issued		2,600,000
Stock Incentive Plan 2021 | Restricted Stock
Stock-Based Compensation
Number of awards granted	85,108
Stock-Based Compensation, Fair Value Assumptions
Number issued	85,108